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   As filed with the Securities and Exchange Commission on February 27, 2002

                           Registration No. 333-73146


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. _____         [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                Exact name of Registrant as Specified in Charter:

                         THE HARTFORD MUTUAL FUNDS, INC.

                     Address of Principal Executive Offices:
                                  P.O. Box 2999
                        Hartford, Connecticut 06104-2999

                  Registrant's Telephone Number: (860) 297-6443


   Name and Address of Agent for Service:                     Copy to:
           Kevin J. Carr, Esq.                       Kathleen L. Prudhomme, Esq.
           Investment Law Unit                         Dorsey & Whitney LLP
The Hartford Financial Services Group, Inc.                 Suite 1500
          55 Farmington Avenue                         50 South Sixth Street
       Hartford, Connecticut 06105                  Minneapolis, Minnesota 55402



The title of the securities being registered is shares of common stock.

An indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-02381, 811-07589) pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

         This Post-Effective Amendment consists of the following:

         (1)  Facing Sheet of the Registration Statement.

         (2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-73146) filed on December 19, 2001.

This Post-Effective Amendment is being filed solely to file the final tax opinions as Exhibits 12(a)-12(f) to this Registration Statement on Form N-14.


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                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         Incorporated herein by reference to Article V of the Articles of Incorporation filed with the Registrant's initial registration statement on April 9, 1996.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim is made for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.

               (1)  Articles of Incorporation (a)

               (2)  By-Laws (a)

               (3)  Not applicable

               (4) Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in Part A of this Registration Statement on Form N-14

               (5)  See (1) above

               (6a) Form of Investment Advisory Agreement (a)

               (6b) Form of Sub-Advisory Agreement (a)

               (6c) Investment Management Agreement with Hartford Investment
                    Financial Services Company (c)

               (6d) Investment Sub-Advisory Agreement with Wellington Management
                    Company LLP (c)

               (6e) Investment Services Agreement with The Hartford Investment
                    Management Company (c)




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               (6f) Form of Amendment Number 1 to Investment Management
                    Agreement (d)

               (6g) Form of Amendment Number 1 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP (d)

               (6h) Form of Amendment Number 2 to Investment Management
                    Agreement (e)

               (6i) Form of Amendment Number 2 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP (e)

               (6j) Form of Amendment Number 1 to Investment Services Agreement
                    with The Hartford Investment Management Company (g)

               (6k) Form of Amendment Number 3 to Investment Management
                    Agreement (g)

               (6l) Form of Amendment Number 3 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP (g)

               (6m) Form of Amendment Number 4 to Investment Management
                    Agreement (h)

               (6n) Form of Amendment Number 4 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP (h)

               (6o) Form of Amendment Number 5 to Investment Management
                    Agreement (i)

               (6p) Form of Amendment Number 5 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP (i)

               (6q) Form of Amendment Number 6 to Investment Management
                    Agreement (j)

               (6r) Form of Amendment Number 6 to Sub-Advisory Agreement between
                    Hartford Investment Financial Services Company and Wellington Management Company LLP (j)

               (7a) Form of Principal Underwriting Agreement (a)

               (7b) Form of Dealer Agreement with the Distributor (b)




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               (7c) Form of Amendment Number 1 to Principal Underwriting
                    Agreement (d)

               (7d) Form of Amendment Number 2 to Principal Underwriting
                    Agreement (e)

               (7e) Form of Amendment Number 3 to Principal Underwriting
                    Agreement (g)

               (7f) Form of Amendment Number 4 to Principal Underwriting
                    Agreement (h)

               (7g) Form of Amendment Number 5 to Principal Underwriting
                    Agreement (i)

               (7h) Form of Amendment Number 6 to Principal Underwriting
                    Agreement (j)

               (8)  Not applicable

               (9a) Form of Custodian Agreement (b)

               (9b) Form of Amendment Number 1 to Custodian Agreement (d)

               (9c) Form of Amendment Number 2 to Custodian Agreement (e)

               (9d) Form of Amendment Number 3 to Custodian Agreement (g)

               (9e) Form of Amendment Number 4 to Custodian Agreement (h)

               (9f) Form of Letter Amendment to Custodian Agreement (i)

               (9g) Form of Letter Amendment to Custodian Agreement (j)

              (10a) Form of Rule 12b-1 Distribution Plan for Class A Shares (a)

              (10b) Form of Rule 12b-1 Distribution Plan for Class B Shares (a)

              (10c) Form of Rule 12b-1 Distribution Plan for Class C Shares (f)

              (10d) Form of Amended Rule 12b-1 Distribution Plan for Class A
                    Shares (d)

              (10e) Form of Amended Rule 12b-1 Distribution Plan for Class B
                    Shares (d)

              (10f) Form of Amendment Number 1 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class A Shares (e)



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              (10g) Form of Amendment Number 1 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class B Shares (e)

              (10h) Form of Amendment Number 2 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class A Shares (g)

              (10i) Form of Amendment Number 2 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class B Shares (g)

              (10j) Form of Amendment Number 1 to Rule 12b-1 Distribution Plan
                    for Class C Shares (g)

              (10k) Form of Amendment Number 3 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class A Shares (h)

              (10l) Form of Amendment Number 3 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class B Shares (h)

              (10m) Form of Amendment Number 2 to Rule 12b-1 Distribution Plan
                    for Class C Shares (h)

              (10n) Form of Amendment Number 4 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class A Shares (i)

              (10o) Form of Amendment Number 4 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class B Shares (i)

              (10p) Form of Amendment Number 3 to Rule 12b-1 Distribution Plan
                    for Class C Shares (i)

              (10q) Form of Amendment Number 5 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class A Shares (j)

              (10r) Form of Amendment Number 5 to Amended and Restated Rule
                    12b-1 Distribution Plan for Class B Shares (j)

              (10s) Form of Amendment Number 4 to Rule 12b-1 Distribution Plan
                    for Class C Shares (j)

              (10t) Form of Rule 18f-3 Plan (a)

              (10u) Form of Amended Rule 18f-3 Plan (d)

              (10v) Form of Amendment Number 1 to Amended and Restated Rule
                    18f-3 Plan (e)

              (10w) Form of Amended and Restated Rule 18f-3 Plan to Add Class C
                    Shares (f)



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              (10x) Form of Amendment Number 1 to Amended and Restated Rule
                    18f-3 Plan which added Class C Shares (g)

              (10y) Form of Amendment Number 2 to Amended and Restated Rule
                    18f-3 Plan which added Class C Shares (h)

              (10z) Form of Amendment Number 3 to Amended and Restated Rule
                    18f-3 Plan which added Class C Shares (i)

             (10aa) Form of Amendment Number 4 to Amended and Restated Rule
                    18f-3 Plan which added Class C Shares (j)

               (11) Opinion and consent of Kevin J. Carr, in-house counsel to the Registrant, with respect to the legality of the securities being registered (k).

              (12a) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis Asset Allocation Portfolio (filed herewith).

              (12b) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis Global Growth Portfolio (filed herewith).

              (12c) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis Growth & Income Fund (filed herewith).

              (12d) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis High Yield Portfolio (filed herewith).

              (12e) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis International Equity Portfolio (filed herewith).

              (12f) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis Money Fund (filed herewith).

               (13) Not applicable.

              (14a) Consent of Arthur Andersen LLP (l) .

              (14b) Consent of KPMG LLP (l).

               (15) Not applicable.



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               (16) Power of attorney (k).

               (17) Form of proxy card (k).

-----------------------------------

(a) Incorporated herein by reference to Registrant's Initial Registration Statement filed on April 9, 1996.

(b) Incorporated herein by reference to Registrant's Pre-Effective Amendment #1 filed on June 27, 1996.

(c) Incorporated herein by reference to Registrant's Post-Effective Amendment #3 filed on June 20, 1997.

(d) Incorporated herein by reference to Registrant's Post-Effective Amendment #4 filed on October 16, 1997.

(e) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 filed on February 6, 1998.

(f) Incorporated herein by reference to Registrant's Post-Effective Amendment #7 filed on May 13, 1998.

(g) Incorporated herein by reference to Registrant's Post-Effective Amendment #9 filed on July 15, 1998.

(h) Incorporated herein by reference to Registrant's Post-Effective Amendment #13 filed on February 2, 2000.

(i) Incorporated herein by reference to Registrant's Post-Effective Amendment #16 filed on August 10, 2000.

(j) Incorporated herein by reference to Registrant's Post-Effective Amendment #17 filed on February 14, 2001.

(k) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-73146), filed on November 9, 2001.

(l) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 (File No. 333-73146), filed on December 19, 2001.



ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.



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         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




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                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Hartford, and the state of Connecticut on the 27th day of February, 2002.

                                       THE HARTFORD MUTUAL FUNDS, INC.



                                       By: David M. Znamierowski*
                                           -------------------------------------
                                           Its:  President


                  As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                          Title
---------                                          -----
David M. Znamierowski*                             President
                                                   (Chief Executive Officer
                                                   & Director)

George R. Jay*                                     Controller & Treasurer
                                                   (Chief Accounting Officer &
                                                   Chief Financial Officer)

Winifred E. Coleman*                               Director
Duane E. Hill*                                     Director
William A. O'Neil*                                 Director
Millard H. Pryor, Jr.*                             Director
Lowndes A. Smith*                                  Director
John K. Springer*                                  Director


/s/ Kevin J. Carr                                                       Dated:  February 27, 2002
------------------------------
* By Kevin J. Carr
  Attorney-in-fact




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